Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Chart
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our Principal Executive Officer (the “PEO”) and the other named executive officers (the
“Non-PEO
named executive officers”) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Year	Summary Compensation Table Total for Principal Executive Officer ($)	Compensation Actually Paid to PEO ($)(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)(4)	Value of Initial Fixed $100 Investment Based On Company Total Stockholder Return ($)(5)	Net Income($)(6)
2024	51,160,430	63,219,718	7,536,472	9,017,735	679.10	(175,489,000)
2023	4,116,434	29,004,257	1,120,305	5,660,808	608.08	(38,988,000)
2022	1,128,691	707,389	551,564	476,813	29.91	(24,067,000)

(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2024	2023	2022
Summary Compensation Table Total for PEO ($)	51,160,430	4,116,434	1,128,691
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	50,114,230	3,059,634	293,492
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	22,983,333	18,513,309	92,653
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	1,266,689	2,574,185	(220,750)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	26,971,625	6,560,986	62,398
Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	10,951,871	298,977	(62,111)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Compensation Actually Paid to PEO ($)	63,219,718	29,004,257	707,389

(2)
For purposes of the adjustments to determine “compensation actually paid”, we computed the fair value of stock option awards and restricted stock units in accordance with FASB ASC Topic 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note
9-Stockholders’
Equity (Deficit) in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024 as filed with the SEC on February 28, 2025 (“Note 9”).

(3)
This figure is the average of the summary compensation table total compensation for the non-PEO
NEOs in each listed year. The names of the
non-PEO
NEOs for each Covered Year are: for 2024, James Mackaness, Patricia Hirano and Meredith Manning; for 2023, James Mackaness and Patricia Hirano; for 2022, James Mackaness and Patricia Hirano.

(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2024	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	7,536,472	1,120,305	551,564
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	6,945,187	553,804	70,164
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	4,314,738	3,435,489	21,967
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	156,468	424,068	(31,508)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	2,663,271	1,179,152	14,575
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	1,291,973	55,599	(9,625)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Average Compensation Actually Paid to Non-PEO NEOs ($)	9,017,735	5,660,808	476,813

(5)
Total stockholder return is calculated by assuming that a $100 investment was made at the close of trading on the last trading day of the prior fiscal year and reinvesting all dividends until the last day of each reported fiscal year.

(6)	The dollar amounts reported are the Company’s net income reflected in the Company’s audited financial statements.

Named Executive Officers, Footnote	This figure is the average of the summary compensation table total compensation for the non-PEO
NEOs in each listed year. The names of the
non-PEO
	NEOs for each Covered Year are: for 2024, James Mackaness, Patricia Hirano and Meredith Manning; for 2023, James Mackaness and Patricia Hirano; for 2022, James Mackaness and Patricia Hirano.
PEO Total Compensation Amount	$ 51,160,430	$ 4,116,434	$ 1,128,691
PEO Actually Paid Compensation Amount	$ 63,219,718	29,004,257	707,389
Adjustment To PEO Compensation, Footnote
(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine PEO Compensation Actually Paid	2024	2023	2022
Summary Compensation Table Total for PEO ($)	51,160,430	4,116,434	1,128,691
Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	50,114,230	3,059,634	293,492
Plus Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	22,983,333	18,513,309	92,653
Plus Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	1,266,689	2,574,185	(220,750)
Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	26,971,625	6,560,986	62,398
Plus Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	10,951,871	298,977	(62,111)
Minus Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Compensation Actually Paid to PEO ($)	63,219,718	29,004,257	707,389

Non-PEO NEO Average Total Compensation Amount	$ 7,536,472	1,120,305	551,564
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,017,735	5,660,808	476,813
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This figure is the average of compensation actually paid for the non-PEO
NEOs in each Covered Year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules, as shown in the adjustment table below.

Adjustments to Determine Average Non-PEO NEO Compensation Actually Paid	2024	2023	2022
Average Summary Compensation Table Total for Non-PEO NEOs ($)	7,536,472	1,120,305	551,564
Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table ($)	6,945,187	553,804	70,164
Plus Non-PEO NEO Average Year End Fair Value of Equity Awards Granted During Year That are Outstanding and Unvested at Fiscal Year End ($)	4,314,738	3,435,489	21,967
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	156,468	424,068	(31,508)
Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	2,663,271	1,179,152	14,575
Plus Non-PEO NEO Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	1,291,973	55,599	(9,625)
Minus Non-PEO NEO Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	0	0	0
Average Compensation Actually Paid to Non-PEO NEOs ($)	9,017,735	5,660,808	476,813

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 679.1	608.08	29.91
Net Income (Loss)	(175,489,000)	(38,988,000)	(24,067,000)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(50,114,230)	(3,059,634)	(293,492)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	22,983,333	18,513,309	92,653
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,266,689	2,574,185	(220,750)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,971,625	6,560,986	62,398
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,951,871	298,977	(62,111)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,945,187)	(553,804)	(70,164)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,314,738	3,435,489	21,967
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	156,468	424,068	(31,508)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,663,271	1,179,152	14,575
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,291,973	55,599	(9,625)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0